Amounts Due to Related Parties (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Amounts Due to Related Parties [Abstract]
Schedule of amounts due to related parties
	June 30,	September 30,
	2015	2014

Unsecured note payable to Mr. Hansen	$1,500,000	$2,500,000
Amounts due for advances by Mr. Hansen	2,566,735	2,566,735
Amounts due for services rendered	990,320	1,372,213

	$5,057,055	$6,438,948

	September 30,
	2014	2013
Unsecured notes payable to Mr. Hansen	$2,500,000	$1,000,000
Amounts due for advances by Mr. Hansen	2,566,735	1,210,000
Amounts due for services rendered	1,372,213	555,316
	$6,438,948	$2,765,316